Fair Value of Financial Instruments (Details) - Schedule of summarizes financial instruments carried at fair value - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Bridge Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Additions	6,971
Changes in fair value measurements	(2,285)
Payments of notes payable, including Payment Premium
Conversions of notes to common stock
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Ending balance	4,686
Notes Payable at Fair Value [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	161,282
Additions	44,500
Changes in fair value measurements	(4,549)
Payments of notes payable, including Payment Premium	(87,065)
Conversions of notes to common stock	(67,218)
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Ending balance	46,950	161,282
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	642
Additions
Changes in fair value measurements	(326)
Payments of notes payable, including Payment Premium
Conversions of notes to common stock
Reclassification of Private Warrants to Public Warrants	(186)
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Ending balance	130	642
Obligation to Issue Registered Shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	12,635
Additions
Changes in fair value measurements
Payments of notes payable, including Payment Premium
Conversions of notes to common stock
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06	(12,635)	12,635
Ending balance		$ 12,635